Filed with the Securities and Exchange Commission on January 23, 1998

                                                               File No.  33-8120
                                                               File No. 811-4808

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. ________                              |_|

         Post-Effective Amendment No. 14                                   |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 16                                                  |X|

                      The Rodney Square Multi-Manager Fund
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    Rodney Square North, 1100 North Market Street, Wilmington, DE    19890-0001
    -------------------------------------------------------------    ----------
               (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, including Area Code: (302) 651-8280
                                                           --------------

                               Carl M. Rizzo, Esq.
                      Rodney Square Management Corporation
                  Rodney Square North, 1100 North Market Street
                            Wilmington, DE 19890-0001
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

               immediately upon filing pursuant to paragraph (b)
          ---
           X   on February 23, 1998 pursuant to paragraph (b)
          ---
               60 days after filing pursuant to paragraph (a)(1)
          ---
               on _____ pursuant to paragraph (a)(1)
          ---
               75 days after filing pursuant to paragraph (a)(2)
          ---

If appropriate, check the following box:

           X      This post-effective  amendment designates a new effective date
          ---     for a previously filed post-effective amendment.

                      THE RODNEY SQUARE MULTI-MANAGER FUND

                       CONTENTS OF REGISTRATION STATEMENT



This Registration Statement consists of the following:

Cover Sheet
Contents of Registration Statement Sheet
Part C
Signature Page





The purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A for The Rodney Square Multi-Manager Fund until February 23, 1998.

The contents of the Cross Reference Sheet, Part A and Part B to this Registration Statement are incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement, File Nos. 33-8120 and 811-4808, previously filed with the Securities and Exchange Commission on November 26, 1997, EDGAR Accession No. 0000799199-97-000010.

                      THE RODNEY SQUARE MULTI-MANAGER FUND

                           Items Required By Form N-1A

                           PART C - OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.
-------------------------------------------

     a.  Financial Statements:

         Included in Part A of this Registration Statement through incorporation by reference to Amendment No. 13 to the Registration Statement on Form N-1A previously filed with the Securities and Exchange Commission on November 26, 1997, EDGAR Accession No. 0000799199-97-000010:

               Financial Highlights for the six-month period ended June 30, 1997 and for each of the nine years in the period ended December 31, 1996 for the Rodney Square Multi-Manager Fund, the Growth Portfolio, and for the period from February 26, 1987 (Commencement of Operations) through December 31, 1987 for the Growth Portfolio.

         Included in Part B of this Registration Statement:

               Investments, June 30, 1997 (unaudited)* and December 31, 1996**
               Statement of Assets and Liabilities, June  30,   1997 (unaudited)
                  (unaudited)*  and December 31, 1996**
               Statement of Operations for the six-month period  ended  June 30,
                  1997 (unaudited)* and December 31, 1996**
               Statements  of  Changes  in Net Assets for the  six-month  period ended June 30, 1997 (unaudited)* and for the fiscal years ended December 31, 1996 and December 31, 1995**
               Financial  Highlights for the six-month  period ended June 30,
                  1997  and  for  each  of the five  years in the  period  ended
                   December 31, 1996*
               Notes to Financial Statements* **

         * Incorporated by reference to N-30D filing filed on August 27, 1997 (accession #000079199-97-000007)

         **Incorporated by Reference to this Registration Statement filed on February 28, 1997


         Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

     b.  Exhibits:

         1. (a) Declaration of Trust of the Registrant dated August 19, 1986 as Amended and Restated on November 10, 1986. (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to this Registration Statement filed on November 12, 1986).

            (b) Amendment to Declaration of Trust of the Registrant dated December 29, 1986. (Incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

            (c) Amendment to Declaration of Trust of the Registrant dated February 15, 1993. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

         2. Bylaws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

         3.   Voting Trust Agreement - None.

         4.   Instruments Defining the Rights of Shareholders.

              (a) Amended and Restated  Declaration  of Trust dated November 10,
                  1986 as Amended December 29, 1986 and February 15, 1993. (Incorporated by reference to Exhibit 4 (a) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994).

              (b) By-laws  of  the  Registrant  as  Amended  on  May  20,  1987.
                  (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994).

         5. Advisory Agreement between the Registrant and Wilmington Trust Company (To be Filed).

         6. (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc., dated December 31, 1992. (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 8 to this Registration Statement filed on February 26, 1993).

              (b) Form  of  Selected  Dealer  Agreement  between  Rodney  Square
                  Distributors, Inc. and the broker-dealer as listed in Schedule B to the Agreement effective December 31, 1992. (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

         7.   Bonus, Profit Sharing or Pension Plans - None.

         8. Custodian Agreement between the Registrant and Wilmington Trust Company dated January 30, 1987. (Incorporated by reference to
              Exhibit 8 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

         9. (a) Transfer Agency Agreement between the Registrant and Rodney Square Management Corporation dated December 31, 1992. (Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 8 to this Registration Statement filed on February 26, 1993).

              (b) Accounting  Services  Agreement  between  the  Registrant  and
                  Rodney Square Management Corporation dated October 1, 1989. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 6 to this Registration Statement filed on March 1, 1991).

              (c) Administration  Agreement  between the  Registrant  and Rodney
                  Square Management Corporation dated December 31, 1992. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 8 to this Registration Statement filed on February 26, 1993).

         10. Opinion of Kirkpatrick & Lockhart LLP. (Opinion at the time of Fund creation filed with the Securities and Exchange Commission on or about February 23, 1987 under Rule 24f-2).

         11.  Consent  of  Ernst  &  Young  L.L.P.,   independent  auditors  for
              Registrant. (Previously filed in Post-Effective Amendment No. 13 to this Registration Statement filed on November 26, 1997).

         12. Financial Statements omitted from Part B - None.

         13. Letter of Investment Intent. (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

         14. Prototype Retirement Plan - None.

         15. Plan of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 of the Registrant with respect to the Growth Portfolio effective March 28, 1988, amended effective as of January 1, 1993. (Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 8 to this Registration Statement filed on February 26, 1993).

         16. Schedule for Computation of Performance Quotations. (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 13 to this Registration Statement filed on November 26, 1997).

         17. Financial Data Schedule - not applicable.

         18. Plan adopted pursuant to Rule 18f-3 - None.



Item 25.  Persons Controlled by or under Common Control with Registrant.
-----------------------------------------------------------------------

     a.  Persons Controlled by Registrant:  None

     b. Persons who may be deemed to be under Common Control with Registrant in the event Wilmington Trust Company ("WTC") and/or Wilmington Trust Corporation ("WT Corp.") may be deemed to be a controlling person(s) of the Registrant:



         Mutual Funds
         ------------

         The Rodney Square Fund

         The Rodney Square Tax-Exempt Fund

         The Rodney Square Strategic Fixed-Income Fund



                                               % Held
         Corporate Entity                      State of Org.         by WT Corp.
         ----------------                      -------------         -----------

         Wilmington Trust Company              Delaware                  100%
         Wilmington Trust FSB                  Federally Chartered       100%
         Wilmington Trust of Pennsylvania      Pennsylvania              100%

Item 25. Persons Controlled by or under Common Control with Registrant (continued).
--------------------------------------------------------------------------------

                                                                         % Held
         Corporate Entity                             State of Org.      by WTC
         ----------------                             -------------      -------

         Brandywine Insurance Agency, Inc.            Delaware            100%
         Brandywine Finance Corp.                     Delaware            100%
         Brandywine Life Insurance Company, Inc.      Delaware            100%
         Compton Realty Corporation                   Delaware            100%
         Delaware Corp. Management                    Delaware            100%
         Drew-I Ltd.                                  Delaware            100%
         Drew-VIII Ltd.                               Delaware            100%
         Holiday Travel Agency, Inc.                  Delaware            100%
         Rodney Square Distributors, Inc.             Delaware            100%
         Rodney Square Management Corporation         Delaware            100%
         Siobain-XII Ltd.                             Delaware            100%
         Spar Hill Realty Company                     Delaware            100%
         Wilmington Brokerage Services Company        Delaware            100%
         WTC Corporate Services, Inc.                 Delaware            100%
         100 West Tenth St. Corporation               Delaware            100%
         WT Investments Inc.                          Delaware            100%


         Partnerships
         ------------

         Rodney Square Investors, L.P.


Item 26. Number of Holders of Securities (as of December 31, 1997):
------------------------------------------------------------------
                    (1)                                    (2)

              Title of Class                     Number of Record Shareholders
              --------------                     -----------------------------

              Shares of beneficial interest                 411
                    $.01 par value

Item 27.  Indemnification.
-------------------------

         Section 2 of Article X of the Registrant's Amended and Restated Declaration of Trust provides that the appropriate series of the Registrant will indemnify the Registrant's Trustees or officers ("covered persons") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by such persons in connection with any claim, action, suit or proceeding in which a covered person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; provided no covered persons shall be indemnified where there has been an adjudication, as described in
Article X, Section 2(b), that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Article X, Section 2(c) provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally,  Article  XI,  Section  1 of  the  Declaration  of  Trust
provides that the Trustees shall not be personally liable to any person extending credit to, contracting with or having any claim against the Registrant; except that nothing in the Declaration of Trust shall protect a Trustee against liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Section 2 of Article XI of the Declaration of Trust also provides that subject to the provisions of Article X and Article XI, Section 1, the Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

         Paragraph 7 of the Fund Management Agreement between Rodney Square Management Corporation ("RSMC") and the Registrant provides that RSMC shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of performance of its duties under the contract, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties. Paragraph 15 specifies that RSMC shall be limited in all cases to the Registrant and its assets for satisfaction of any claims it may have against the Registrant.

         Paragraph 12 of each Advisory Agreement among the Registrant, RSMC and each portfolio adviser provides that the adviser will not be liable for any action taken, omitted or suffered to be taken by the adviser in good faith and believed by it to be authorized or within the scope of the Agreement provided it shall not have acted with willful misfeasance, bad faith, gross negligence or in violation of the standard of care established under the Agreement. Paragraph 20 of each Advisory Agreement contains a paragraph similar to Paragraph 15 of the Fund Management Agreement.

         Paragraph 11 of the Administration Agreement between the Registrant and RSMC provides that RSMC and their affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on the part of RSMC or their affiliates in the performance of their obligations and duties under the Agreement. In addition, Paragraph 17 of the Administration Agreement is similar to Paragraph 15 of the Fund Management Agreement described above.

         Paragraph 11 of the Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. ("RSD") provides that the Registrant agrees to

-------------------------------------

indemnify and hold harmless RSD and each of its directors and officers and each person, if any, who controls RSD within the meaning of Section 15 of the Securities Act of 1933 (the "1933 Act") against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the 1933 Act or any other statute or common law, alleging any wrongful act of the Registrant or any of its employees or representatives, or based upon the grounds that the registration statements, or other information filed or made public by the Registrant included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading. RSD, however, will not be indemnified to the extent that the statement or omission is based on information provided in writing by RSD. In no case is the indemnity of the Registrant in favor of RSD or any person indemnified to be deemed to protect RSD or any person against any liability to the Registrant or its security holders to which RSD or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. Paragraph 16 of the Distribution Agreement is similar to Paragraph 15 of the Fund Management Agreement.

         Paragraph 18 of the Transfer Agency Agreement between the Registrant and RSMC provides that RSMC and their nominees shall be held harmless from all taxes, charges, expenses, assessments, claims and liabilities including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934 and any state or foreign securities and blue sky laws, and amendments thereto, and expenses including without limitation reasonable attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which RSMC takes at the request of or on the direction of or in reliance on the advice of the Registrant or upon oral or written instructions in the absence of RSMC's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under such Agreement. Paragraph 27 of the Transfer Agency Agreement is similar to Paragraph 15 of the Fund Management Agreement.

         Paragraph 13 of the Accounting Services Agreement between the Registrant and RSMC is similar to Paragraph 18 of the Transfer Agency Agreement. Paragraph 20 of the Accounting Services Agreement is similar to Paragraph 15 of the Fund Management Agreement.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.



     Rodney Square Management Corporation ("RSMC"), a Delaware corporation, serves as investment manager, administrator, transfer agent and accounting agent to the Registrant. It currently manages large institutional accounts and collective investment funds for accounts managed by Wilmington Trust Company's ("WTC") trust department. RSMC is a wholly owned subsidiary of WTC, also a Delaware corporation, which in turn is wholly owned by Wilmington Trust Corporation. Information as to the officers and directors of RSMC is included in its Form ADV filed on March 11, 1987 and most recently supplemented on February 27, 1997, with the Securities and Exchange Commission File No. 801-22071 and is incorporated by reference herein.


Item 29.  Principal Underwriters.
--------------------------------

     (a) The Rodney Square Fund

         The Rodney Square Strategic Fixed-Income Fund

         The Rodney Square Tax-Exempt Fund

         Heitman Real Estate Fund - Heitman/PRA Institutional Class

         The HomeState Group

         Kiewit Mutual Funds

         1838 Investment Advisors Funds

         The Olstein Funds

         Brazos Mutual Funds

     (b)

(1)                           (2)                                 (3)
Name and Principal            Position and Offices with           Positions and
Business Address              Rodney Square Distributors, Inc.    Offices with
                                                                  Registrant
------------------            --------------------------------    --------------

Jeffrey O. Stroble            President, Secretary,               None
1105 North Market Street      Treasurer & Director
Wilmington, DE  19890

Robert J. Christian           Director                            Trustee
Rodney Square North
1100 North Market Street
Wilmington, DE  19890

Nina M. Webb                  Director                            None
Rodney Square North
1100 North Market Street
Wilmington, DE  19890

Cornelius G. Curran           Vice President                      None
1105 North Market Street
Wilmington, DE  19890


      (c)  None.

Item 30.  Location of Accounts and Records.
------------------------------------------


         Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001. Records relating to the duties of the Registrant's custodian are maintained by Wilmington Trust Company, Rodney Square North, Wilmington, Delaware 19890-0001.


Item 31.  Management Services.
-----------------------------

         Inapplicable.


Item 32.  Undertakings.
----------------------

         Registrant hereby undertakes to furnish a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's Prospectus is delivered, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 14 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 22nd day of January, 1998.

                                    THE RODNEY SQUARE MULTI-MANAGER FUND

                                    By: /s/ Carl M. Rizzo
                                        ----------------------------------------
                                        Carl M. Rizzo, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                         DATE
---------                            -----                         ----

/s/ Robert J. Christian              President &                January 21, 1998
--------------------------           Trustee
Robert J. Christian*


/s/ Eric Brucker                     Trustee                    January 21, 1998
--------------------------
Eric Brucker*


/s/ Fred L. Buckner                  Trustee                    January 21, 1998
--------------------------
Fred L. Buckner*


                                     Trustee                    January 21, 1998
-------------------------
Martin L. Klopping


/s/ John J. Quindlen                 Trustee                    January 21, 1998
--------------------------
John J. Quindlen*


/s/ John J. Kelley                   Vice President and         January 21, 1998
--------------------------           Treasurer (Principal
John J. Kelley                       Financial and
                                     Accounting Officer)

*By: /s/Carl M. Rizzo
    ----------------------
        Carl M. Rizzo**
**      Attorney-in-fact pursuant to a power of attorney previously filed.